ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization and Variable Interest Entity (Details) ¥ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) contract	Dec. 31, 2017 CNY (¥)
Reorganisation and VIEs
Total expenses allocated from Qibutianxia to the Group | ¥	¥ 10,580	¥ 32,015	¥ 17,512
Number of additional VIE contractual arrangements | contract		2
Exclusive Option Agreement
Reorganisation and VIEs
Agreement term (in years)		10 years
Extended term of agreement (in years)		10 years
Exclusive Consultation and Services Agreement
Reorganisation and VIEs
Agreement term (in years)		10 years
Extended term of agreement (in years)		10 years
Loan Agreement
Reorganisation and VIEs
Notice Period for Termination of Agreement (in Months)		1 month
Equity Pledge Agreement
Reorganisation and VIEs
Percentage of Equity interest pledged to WFOE		100.00%